Summary of Significant Accounting Policies - Summary of Impact of Adopting Topic 606 on Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income before income taxes	¥ 487,819,233	$ 70,070,849	¥ 396,006,889	¥ 468,460,432
Income tax expense	82,960,493	11,916,529	89,082,554	119,403,000
Net income after income taxes	390,913,892	$ 56,151,268	¥ 302,692,065	¥ 341,009,811
As reported [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Loan facilitation income and others	913,836,623
Total revenues	1,440,068,825
Net income before income taxes	487,819,233
Income tax expense	(82,960,493)
Net income after income taxes	¥ 404,858,740
Basic income per share | ¥ / shares	¥ 1.29
Diluted income per share | ¥ / shares	¥ 1.29
Balances without the adoption of Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Loan facilitation income and others	¥ 951,553,336
Total revenues	1,477,785,538
Net income before income taxes	525,535,946
Income tax expense	(92,046,557)
Net income after income taxes	¥ 433,489,389
Basic income per share | ¥ / shares	¥ 1.39
Diluted income per share | ¥ / shares	¥ 1.38
Effect of change Higher/ (lower) [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Loan facilitation income and others	¥ (37,716,713)
Total revenues	(37,716,713)
Net income before income taxes	(37,716,713)
Income tax expense	9,086,064
Net income after income taxes	¥ (28,630,649)
Basic income per share | ¥ / shares	¥ (0.10)
Diluted income per share | ¥ / shares	¥ (0.09)